Notes to the Consolidated Statements of Cash Flows (Tables)	12 Months Ended
Dec. 31, 2025
Notes to the Consolidated Statements of Cash Flows [Abstract]
Schedule of Changes in Liabilities Arising from Financing Activities	Changes in liabilities arising from financing activities
	Accrued interest in other payables and accruals	Bank and other loans	Lease liabilities
	RMB	RMB	RMB

At January 1, 2023	383	1,775,505	17,222
Changes from financing cash flows	(91,027)	(2,591)	(10,766)
New leases	-	-	16,194
Interest expenses	91,690	-	1,321
Interest paid classified as financing cash flows	-	-	(1,321)
Effect of change in foreign exchange rates	-	-	31
At December 31, 2023	1,046	1,772,914	22,681

	Accrued interest in other payables and accruals	Bank and other loans	Lease liabilities
	RMB	RMB	RMB

At January 1, 2024	1,046	1,772,914	22,681
Changes from financing cash flows	(59,057)	(136,928)	(8,413)
New leases	-	-	17,108
Disposal	-	-	(1,152)
Interest expenses	59,276	2,279	1,498
Interest paid classified as financing cash flows	-	-	(1,498)
Effect of change in foreign exchange rates	-	-	8
At December 31, 2024	1,265	1,638,265	30,232

	Accrued interest in other payables and accruals	Bank and other loans	Lease liabilities
	RMB	RMB	RMB

At January 1, 2025	1,265	1,638,265	30,232
Changes from financing cash flows	(50,190)	316,980	(9,717)
New leases	-	-	5,047
Disposal	-	-	(3,360)
Interest expenses	49,534	2,278	1,118
Interest paid classified as financing cash flows	-	-	(1,118)
Effect of change in foreign exchange rates	-	-	(6)
At December 31, 2025	609	1,957,523	22,196
At December 31, 2025 in US$	87	279,922	3,174

Schedule of Cash Outflow for Leases Included In the Statement of Cash Flows

The total cash outflow for leases included in the statements of cash flows is as follows:

	For the years ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$

Within operating activities	181	238	329	47
Within financing activities	12,087	9,911	10,835	1,549
	12,268	10,149	11,164	1,596